CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate:
Buildings and improvements	$ 8,933,278	$ 8,185,095
Development costs and construction in progress	190,590	144,116
Land	1,729,677	1,571,094
Accumulated depreciation and amortization	(1,472,272)	(1,244,502)
Net real estate	9,381,273	8,655,803
Net investment in direct financing leases	6,727,777	609,661
Loans receivable, net	110,253	2,002,866
Investments in and advances to unconsolidated joint ventures	224,052	195,847
Accounts receivable, net of allowance of $1,341 and $5,150, respectively	26,681	34,504
Cash and cash equivalents	33,506	1,036,701
Restricted cash	41,553	36,319
Intangible assets, net	373,763	316,375
Real estate held for sale, net	4,159	20,961
Other assets, net	485,458	422,886
Total assets	17,408,475	13,331,923
LIABILITIES AND EQUITY
Bank line of credit	454,000
Senior unsecured notes	5,416,063	3,318,379
Mortgage debt	1,764,571	1,235,779
Other debt	87,985	92,187
Intangible liabilities, net	124,142	148,072
Accounts payable and accrued liabilities	275,478	313,806
Deferred revenue	65,614	77,653
Total liabilities	8,187,853	5,185,876
Commitments and contingencies
Preferred stock, $1.00 par value: 50,000,000 shares authorized; 11,820,000 shares issued and outstanding, liquidation preference of $25.00 per share	285,173	285,173
Common stock, $1.00 par value: 750,000,000 shares authorized; 408,629,444 and 370,924,887 shares issued and outstanding, respectively	408,629	370,925
Additional paid-in capital	9,383,536	8,089,982
Cumulative dividends in excess of earnings	(1,024,274)	(775,476)
Accumulated other comprehensive loss	(19,582)	(13,237)
Total stockholders' equity	9,033,482	7,957,367
Joint venture partners	16,971	14,935
Non-managing member unitholders	170,169	173,745
Total noncontrolling interests	187,140	188,680
Total equity	9,220,622	8,146,047
Total liabilities and equity	$ 17,408,475	$ 13,331,923